SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Accounting Policies [Abstract]
Weighted average shares outstanding, basic	2,611,260	15,155,318	19,145,415	15,155,318
Accounts receivable			$ 0.00
Net of provision for doubtful debt		$ 0.00	0.00	$ 0.00
Cash		75,605	21,378	75,605
Cash equivalents, at carrying value		$ 76,000		76,000
Impairment for right-of-use lease assets			$ 0	$ 0